STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (7,019,876)	$ (2,220,774)
Adjustments to reconcile net earnings (loss) to net cash (used in) operating activities:
Issuance of common stock for services	49,251	158,760
Issuance of common stock for compensation	1,526,704
Compensation paid by related party	(657,920)	716,083
Debt conversion expense		947,096
Options granted		387,057
Increase (decrease) in operating assets and liabilities:
Accounts payable and accrued expenses	35,846	(6,000)
Prepaid expenses	17,500	17,502
Accrued compensation	6,045,973
Net cash (used in) operating activities	(2,522)	(276)
Cash flows from financing activities:
Proceeds from note payable	3,000
Net cash provided by financing activities	3,000
Net increase (decrease) in cash and cash equivalents	478	(276)
Cash and equivalents at beginning of period		276
Cash and equivalents at end of period	478
SUPPLEMENTARY DISCLOSURE OF NONCASH TRANSACTIONS
Shares issued for services	49,251	158,760
Shares issued for compensation	1,526,704
Non-cash lease income	$ (1,000,000)	$ (1,000,000)